Commitments and Contingencies - Additional Information - Shuttle Tankers (Detail) $ in Thousands	1 Months Ended
	Jun. 30, 2015 USD ($) Vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Payments made towards commitments		$ 34,027	$ 30,211
Shuttle Tanker [Member]
Loss Contingencies [Line Items]
Operating lease arrangement period, lessor	15 years
Number of vessels | Vessel	3
Estimated cost of project	$ 368,000
Payments made towards commitments	33,800
Purchase obligation due in 2016	35,600
Purchase obligation due in 2017	229,700
Purchase obligation due in 2018	$ 68,600
Shuttle Tanker [Member] | Delivery in Third Quarter of 2015 [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel	1
Shuttle Tanker [Member] | Delivery in Fourth Quarter of 2017 Through First Half of 2018 [Member] | Newbuildings [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel	3